Income taxes (Components of tax expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													$ 537,702	$ 597,218	$ 382,539
Components of income tax expense:
U.S.													21,257	0	(54)
Non-U.S.													26,179	1,781	1,382
Total current income tax expense													47,436	1,781	1,328
U.S.													(24,998)	880	134
Non-U.S.													(22,283)	(2,278)	1,039
Total deferred income tax (benefit) expense													(47,281)	(1,398)	1,173
U.S.													(3,741)	880	80
Non-U.S.													3,896	(497)	2,421
Total income tax expense	(243)	(953)	1,391	(40)	603	5	93	(318)	615	1,343	404	139	155	383	2,501
Bermuda
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													496,840	601,583	369,675
United Kingdom
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													10,824	4,668	10,277
United States
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													(11,752)	(464)	3,075
Switzerland
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													9,941	(225)	(3,381)
Canada
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													2,773	57	391
Other tax jurisdictions
Income Tax Disclosures [Line Items]
Net income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors													$ 29,076	$ (8,401)	$ 2,502